Dividends	6 Months Ended
Jun. 30, 2020
Dividends
Dividends

10. Dividends

As announced on 1 April 2020, NatWest Group plc has decided not to undertake interim dividend payments or share buybacks, take no charge in CET1 for foreseeable dividends and to defer decisions on any future shareholder distributions until the end of 2020. In response to a formal request from the Prudential Regulation Authority, the Board has also cancelled the final ordinary and special dividend payments in relation to the 2019 financial year. The Board remains committed to capital returns, will continue to review the situation and will look to resume distributions to ordinary shareholders in due course.